ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash, FDIC Insured Amount	$ 250,000
Impairment of Intangible Assets, Finite-lived			$ 0	$ 37,000
Impairment of Long-Lived Assets to be Disposed of			0	896,000
Allowance for Doubtful Accounts Receivable, Current	30,000		30,000	16,000
Research and Development Expense, Total	$ 1,550,000	$ 2,453,000	$ 7,597,000	$ 5,468,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,570		700	500
Stock Issued During Period Non Convertible Debt	$ 1,000,000,000		$ 1,000,000,000
Common Stock Held By Non Affiliates	$ 700,000,000		700,000,000
Allowance for Doubtful Accounts Receivable, Write-offs			$ 257,000	$ 0
Effective Income Tax Rate Reconciliation, Tax Settlement, Domestic, Percent	50.00%		50.00%
Cash and Cash Equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash, FDIC Insured Amount	$ 250,000
Warranty Reserves [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Product Warranty Expense	10,000		$ 9,000	$ 8,000
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Revenues	$ 1,000,000,000		$ 1,000,000,000
Maximum [Member] | Property, Plant and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, Plant and Equipment, Useful Life	7 years		7 years
Minimum [Member] | Property, Plant and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, Plant and Equipment, Useful Life	3 years		3 years
Patents And Licenses [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years		20 years
Patents And Licenses [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life	18 years 6 months		18 years 6 months